Revenue from Contract with Customers (Details) - Schedule of Revenue from Contract with Customers - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Types of services:
Subscription Income	$ 14,955,197	$ 13,930,887
Carriage/Placement fees	5,410,248	3,406,204
Advertisement Income	556,582	1,413,553
Device activation fees	151,960	257,540
Fiber use revenue	289,788
Total Revenue from customers	21,363,775	19,008,184
Timing of revenue recognition
Product transferred at point in time
Services transferred over time	21,363,775	19,008,184
Total	$ 21,363,775	$ 19,008,184